ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES
ACCRUED EXPENSES

(in thousands of $)	2017	2016
Interest expense	16,858	10,074
Current tax payable	7,903	1,461
Vessel operating and drydocking expenses	6,671	5,424
Administrative expenses	808	479
	32,240	17,438

Current tax payable includes provision for interest and penalties of $0.2 million and $0.8 million for the years ended December 31, 2017 and 2016, respectively.